EQUIPMENT AND SOFTWARE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Seamless Group Inc [Member]
Depreciation	$ 701,262	$ 1,066,303